Debt securities held-to-maturity (Tables)	12 Months Ended
Dec. 31, 2018
Investments Abstract
Debt Securities, Held-to-maturity
	At December 31, 2018
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$3,510	$-	$36	$3,474	5.99%
After 1 to 5 years	16,505	-	1,081	15,424	6.07
After 5 to 10 years	23,885	-	1,704	22,181	3.61
After 10 years	45,559	3,943	47	49,455	1.79
Total obligations of Puerto Rico, States and political subdivisions	89,459	3,943	2,868	90,534	3.23
Collateralized mortgage obligations - federal agencies
After 5 to 10 years	55	3	-	58	5.45
Total collateralized mortgage obligations - federal agencies	55	3	-	58	5.45
Securities in wholly owned statutory business trusts
After 10 years	11,561	-	-	11,561	6.51
Total securities in wholly owned statutory business trusts	11,561	-	-	11,561	6.51
Other
After 1 to 5 years	500	-	-	500	2.97
Total other	500	-	-	500	2.97
Total debt securities held-to-maturity	$101,575	$3,946	$2,868	$102,653	3.60%

	At December 31, 2017
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$3,295	$-	$79	$3,216	5.96%
After 1 to 5 years	15,485	-	4,143	11,342	6.05
After 5 to 10 years	29,240	-	8,905	20,335	3.89
After 10 years	44,734	3,834	222	48,346	1.93
Total obligations of Puerto Rico, States and political subdivisions	92,754	3,834	13,349	83,239	3.38
Collateralized mortgage obligations - federal agencies
After 5 to 10 years	67	4	-	71	5.45
Total collateralized mortgage obligations - federal agencies	67	4	-	71	5.45
Securities in wholly owned statutory business trusts
After 5 to 10 years	1,637	-	-	1,637	8.33
After 10 years	11,561	-	-	11,561	6.51
Total securities in wholly owned statutory business trusts	13,198	-	-	13,198	6.73
Other
Within 1 year	500	-	7	493	1.96
After 1 to 5 years	500	-	-	500	2.97
Total other	1,000	-	7	993	2.47
Total debt securities held-to-maturity[1]	$107,019	$3,838	$13,356	$97,501	3.79%
[1]Includes $92.8 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.

Schedule Of Aggregate Amortized Cost And Fair Value Of HTMs By Contractual Maturity
(In thousands)	Amortized cost	Fair value
Within 1 year	$3,510	$3,474
After 1 to 5 years	17,005	15,924
After 5 to 10 years	23,940	22,239
After 10 years	57,120	61,016
Total debt securities held-to-maturity	$101,575	$102,653

Debt Securities Held To Maturity Unrealized Loss Position Fair Value
	At December 31, 2018
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of Puerto Rico, States and political subdivisions	$27,471	$1,165	$13,307	$1,703	$40,778	$2,868
Total debt securities held-to-maturity in an unrealized
loss position	$27,471	$1,165	$13,307	$1,703	$40,778	$2,868

	At December 31, 2017
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses

Obligations of Puerto Rico, States and political subdivisions	$-	$-	$35,696	$13,349	$35,696	$13,349
Other	-	-	743	7	743	7
Total debt securities held-to-maturity in an unrealized
loss position	$-	$-	$36,439	$13,356	$36,439	$13,356